Quarterly Holdings Report
for
Fidelity® SAI Low Duration Income Fund
November 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
LDI-NPRT1-0123
1.9899559.102
Nonconvertible Bonds - 52.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
NTT Finance Corp.:
0.373% 3/3/23 (b)	15,000,000	14,825,700
0.583% 3/1/24 (b)	3,719,000	3,520,222
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 3.8058% 3/22/24 (c)(d)	6,019,000	5,979,503
		24,325,425
Media - 0.3%
Discovery Communications LLC 3.8% 3/13/24	2,000,000	1,955,093
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 4.9944% 3/15/24 (b)(c)(d)	10,341,000	10,306,095
		12,261,188
TOTAL COMMUNICATION SERVICES		36,586,613
CONSUMER DISCRETIONARY - 4.7%
Automobiles - 4.1%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 4.8149% 2/22/23 (c)(d)	6,998,000	7,000,000
3.55% 1/12/24	2,000,000	1,970,753
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 3.9031% 4/1/24 (b)(c)(d)	23,993,000	23,836,204
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 4.2131% 4/1/25 (b)(c)(d)	13,000,000	12,924,118
3.8% 4/6/23 (b)	4,500,000	4,484,259
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 5.3484% 5/4/23 (b)(c)(d)	11,390,000	11,398,080
0.75% 3/1/24 (b)	10,000,000	9,465,533
5.5% 11/27/24 (b)	10,000,000	10,069,187
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 4.7124% 4/7/25 (c)(d)	13,000,000	12,635,004
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 4.0908% 10/15/24 (c)(d)	11,310,000	10,975,463
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 3.8989% 3/8/24 (c)(d)	9,606,000	9,417,699
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.0026% 11/17/23 (c)(d)	8,000,000	7,965,998
1.05% 3/8/24	10,000,000	9,459,927
1.7% 8/18/23	10,000,000	9,734,845
3.25% 1/5/23	3,000,000	2,994,806
3.95% 4/13/24	3,000,000	2,949,203
4.15% 6/19/23	9,338,000	9,275,454
5.1% 1/17/24	2,000,000	1,993,528
Toyota Motor Corp. 0.681% 3/25/24	3,000,000	2,840,673
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 4.0444% 6/7/24 (b)(c)(d)	13,000,000	12,927,460
3.125% 5/12/23 (b)	15,000,000	14,861,010
4.25% 11/13/23 (b)	9,000,000	8,899,501
		198,078,705
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.2185% 2/14/24 (c)(d)	11,071,000	11,005,956
Multiline Retail - 0.4%
Dollar General Corp. 4.25% 9/20/24	19,487,000	19,197,521
TOTAL CONSUMER DISCRETIONARY		228,282,182
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	11,500,000	10,886,012
Food & Staples Retailing - 0.2%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	1,550,000	1,536,283
0.8% 2/10/24 (b)	7,898,000	7,493,065
		9,029,348
Tobacco - 0.7%
Altria Group, Inc.:
3.8% 2/14/24	2,000,000	1,965,860
4% 1/31/24	2,000,000	1,975,914
BAT Capital Corp. 3.222% 8/15/24	15,000,000	14,466,669
Philip Morris International, Inc.:
3.6% 11/15/23	2,000,000	1,972,718
5.125% 11/15/24	12,200,000	12,196,495
		32,577,656
TOTAL CONSUMER STAPLES		52,493,016
ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 1.231% 12/15/23	4,196,000	4,040,076
Oil, Gas & Consumable Fuels - 1.3%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 5.53% 5/11/23 (c)(d)	15,141,000	15,163,953
ConocoPhillips Co. 2.125% 3/8/24	8,000,000	7,741,432
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 4.4322% 2/16/24 (c)(d)	14,987,000	14,840,579
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.2026% 2/17/23 (c)(d)	9,767,000	9,757,834
Energy Transfer LP 4.9% 2/1/24	7,250,000	7,205,499
Kinder Morgan Energy Partners LP:
4.15% 2/1/24	2,000,000	1,973,701
4.3% 5/1/24	2,000,000	1,973,788
Spectra Energy Partners LP 4.75% 3/15/24	2,000,000	1,988,983
The Williams Companies, Inc. 4.3% 3/4/24	2,000,000	1,976,439
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 5.0407% 1/13/23 (c)(d)	2,872,000	2,866,256
		65,488,464
TOTAL ENERGY		69,528,540
FINANCIALS - 34.3%
Banks - 20.4%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 4.4605% 2/4/25 (c)(d)	18,000,000	17,685,614
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 4.2985% 4/22/25 (c)(d)	15,950,000	15,681,756
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 4.7239% 4/25/25 (c)(d)	18,000,000	17,869,389
0.523% 6/14/24 (c)	12,000,000	11,645,675
0.81% 10/24/24 (c)	10,000,000	9,552,383
3.004% 12/20/23 (c)	25,300,000	25,270,367
4.125% 1/22/24	5,000,000	4,964,335
4.2% 8/26/24	10,000,000	9,859,871
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 3.4794% 9/15/23 (c)(d)	13,800,000	13,726,179
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.270% 3.7323% 4/14/23 (c)(d)	12,000,000	11,985,157
3.3% 2/5/24	5,000,000	4,908,108
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 3.9158% 4/15/24 (c)(d)	15,000,000	14,863,800
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 3.7644% 9/15/23 (c)(d)	10,963,000	10,942,671
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 3.4744% 9/15/23 (c)(d)	17,000,000	16,908,057
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.0268% 7/31/24 (c)(d)	17,300,000	17,092,316
BB&T Corp. 3.75% 12/6/23	2,000,000	1,979,781
BNP Paribas SA 3.5% 3/1/23 (b)	10,500,000	10,447,537
BPCE SA:
3 month U.S. LIBOR + 1.240% 4.4757% 9/12/23 (b)(c)(d)	4,800,000	4,799,472
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 4.017% 1/14/25 (b)(c)(d)	9,396,000	9,168,341
5.7% 10/22/23 (b)	5,000,000	4,948,160
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 3.6458% 6/22/23 (c)(d)	14,351,000	14,313,445
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 4.3525% 4/7/25 (c)(d)	13,000,000	12,851,245
0.5% 12/14/23	3,000,000	2,871,269
3.1% 4/2/24	2,000,000	1,951,334
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	17,000,000	16,863,026
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 4.2484% 1/25/26 (c)(d)	17,500,000	17,036,417
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 5.172% 5/24/25 (c)(d)	15,000,000	14,954,745
Citizens Bank NA 3 month U.S. LIBOR + 0.950% 4.5919% 3/29/23 (c)(d)	5,000,000	5,003,790
Credit Agricole SA 3.75% 4/24/23 (b)	9,600,000	9,538,008
Discover Bank 4.2% 8/8/23	15,000,000	14,894,351
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 4.186% 3/28/25 (b)(c)(d)	13,000,000	12,948,585
2.968% 3/28/25 (b)(c)	8,050,000	7,764,460
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.2281% 5/21/24 (b)(c)(d)	12,811,000	12,652,175
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.3803% 11/22/24 (c)(d)	13,000,000	12,674,584
3.803% 3/11/25 (c)	5,000,000	4,842,447
3.95% 5/18/24 (c)	8,000,000	7,906,271
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 4.9922% 5/16/25 (c)(d)	18,000,000	17,930,760
5.699% 11/18/25 (c)	10,000,000	10,016,036
Intesa Sanpaolo SpA 3.375% 1/12/23 (b)	13,000,000	12,962,048
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 4.345% 6/1/25 (c)(d)	15,475,000	15,156,018
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 3.8064% 3/16/24 (c)(d)	18,000,000	17,891,225
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 4.72% 2/24/26 (c)(d)	15,958,000	15,617,935
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 4.1728% 6/14/25 (c)(d)	17,000,000	16,802,230
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 4.9168% 4/26/26 (c)(d)	14,956,000	14,814,965
0.697% 3/16/24 (c)	14,000,000	13,796,565
3.559% 4/23/24 (c)	10,000,000	9,930,292
KeyBank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 3.5228% 6/14/24 (c)(d)	21,050,000	20,824,880
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 3.7006% 1/3/24 (c)(d)	15,000,000	14,905,392
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	11,318,000	11,045,048
3.9% 3/12/24	2,000,000	1,962,282
4.05% 8/16/23	20,000,000	19,817,168
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 5.0069% 7/26/23 (c)(d)	4,700,000	4,702,457
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 5.1869% 7/26/23 (c)(d)	15,300,000	15,328,801
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 4.4808% 9/12/25 (c)(d)	12,955,000	12,901,354
3.455% 3/2/23	5,000,000	4,981,716
4.788% 7/18/25 (c)	10,000,000	9,895,701
Mizuho Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 4.7606% 5/22/26 (c)(d)	21,000,000	20,466,676
3.549% 3/5/23	5,000,000	4,982,275
3.922% 9/11/24 (c)	16,400,000	16,138,309
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 4.3285% 8/12/24 (b)(c)(d)	14,209,000	13,982,850
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 4.7558% 3/22/25 (b)(c)(d)	11,324,000	11,188,877
2.375% 5/21/23 (b)	5,000,000	4,916,084
Rabobank Nederland New York Branch 3.875% 8/22/24	13,000,000	12,779,288
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 3.8088% 1/19/24 (c)(d)	5,000,000	4,957,855
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 3.7524% 10/7/24 (c)(d)	2,000,000	1,965,075
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 4.0068% 7/29/24 (c)(d)	2,000,000	1,973,205
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.0468% 10/26/23 (c)(d)	15,700,000	15,626,207
0.425% 1/19/24	3,000,000	2,852,092
2.55% 7/16/24	5,000,000	4,810,843
3.97% 7/26/24	15,733,000	15,480,287
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	5,000,000	4,851,538
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 4.5802% 1/21/26 (b)(c)(d)	18,000,000	17,251,200
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	852,000	809,118
2.696% 7/16/24	3,000,000	2,873,856
Sumitomo Mitsui Trust Bank Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 3.6265% 9/16/24 (b)(c)(d)	2,000,000	1,985,354
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 4.2896% 4/4/25 (b)(c)(d)	11,081,000	10,989,693
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 3.2872% 6/2/23 (c)(d)	16,000,000	15,960,928
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 3.4477% 3/4/24 (c)(d)	21,000,000	20,798,515
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 3.806% 9/28/23 (c)(d)	7,342,000	7,317,273
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 4.0928% 1/27/23 (c)(d)	15,810,000	15,812,063
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 4.0489% 3/8/24 (c)(d)	15,914,000	15,873,897
2.35% 3/8/24	2,000,000	1,935,509
2.65% 6/12/24	5,000,000	4,835,467
3.25% 3/11/24	2,000,000	1,958,871
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 3.6708% 1/17/24 (c)(d)	16,000,000	15,854,313
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 3.8788% 3/9/23 (c)(d)	14,724,000	14,725,787
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 3.5488% 6/9/25 (c)(d)	16,000,000	15,630,720
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 4.8744% 4/25/26 (c)(d)	13,951,000	13,848,580
3.75% 1/24/24	5,000,000	4,930,885
		985,011,484
Capital Markets - 5.8%
Bank of New York Mellon Corp. 0.35% 12/7/23	3,000,000	2,866,841
Bank of New York, New York 5.224% 11/21/25 (c)	8,260,000	8,265,851
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 4.1777% 8/9/23 (c)(d)	17,000,000	16,573,836
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 4.1154% 2/2/24 (c)(d)	16,147,000	15,357,412
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 5.0614% 2/21/25 (c)(d)	14,000,000	12,939,542
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 4.299% 11/8/23 (c)(d)	17,390,000	17,260,445
0.898% 5/28/24	5,000,000	4,676,548
0.962% 11/8/23	11,967,000	11,457,722
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 5.4419% 2/23/23 (c)(d)	16,400,000	16,415,869
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 3.7127% 12/6/23 (c)(d)	9,860,000	9,825,220
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 4.2419% 1/24/25 (c)(d)	19,500,000	19,148,220
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 4.6044% 3/15/24 (c)(d)	14,000,000	14,015,694
0.523% 3/8/23	15,600,000	15,427,294
1.757% 1/24/25 (c)	3,000,000	2,859,640
3.625% 2/20/24	10,000,000	9,830,734
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 4.2668% 11/10/23 (c)(d)	11,540,000	11,488,589
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 4.2335% 1/24/25 (c)(d)	17,500,000	17,220,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 4.6876% 4/17/25 (c)(d)	18,000,000	17,849,804
3.7% 10/23/24	5,000,000	4,890,127
3.737% 4/24/24 (c)	5,035,000	5,000,231
NASDAQ, Inc. 0.445% 12/21/22	6,732,000	6,717,057
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.13% 6/1/23 (b)(c)(d)	16,000,000	15,962,941
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.2477% 8/9/24 (b)(c)(d)	5,000,000	4,954,148
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 3.9243% 1/13/25 (b)(c)(d)	20,000,000	19,784,800
		280,788,565
Consumer Finance - 3.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 4.0414% 9/29/23 (c)(d)	15,093,000	14,779,273
Ally Financial, Inc. 3.875% 5/21/24	5,000,000	4,864,382
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 4.4683% 5/3/24 (c)(d)	15,230,000	15,176,941
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 4.0227% 3/4/25 (c)(d)	20,000,000	20,003,236
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 3.845% 12/6/24 (c)(d)	22,000,000	21,510,500
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.1503% 5/9/25 (c)(d)	18,000,000	17,731,890
1.343% 12/6/24 (c)	12,000,000	11,449,364
3.75% 4/24/24	10,000,000	9,804,029
John Deere Capital Corp. 3.35% 6/12/24	5,000,000	4,902,394
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 3.4987% 6/18/24 (c)(d)	2,000,000	1,986,430
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 3.7489% 1/11/24 (c)(d)	5,000,000	4,984,339
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.0114% 12/29/23 (c)(d)	17,000,000	16,973,554
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 3.7262% 4/6/23 (c)(d)	17,000,000	16,990,480
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 3.9258% 3/22/24 (c)(d)	16,000,000	15,970,746
		177,127,558
Diversified Financial Services - 1.4%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 4.3624% 8/19/24 (b)(c)(d)	2,000,000	1,952,677
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 4.5% 5/24/24 (b)(c)(d)	16,500,000	16,182,526
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 4.1274% 1/7/25 (b)(c)(d)	20,600,000	19,992,588
0.95% 1/8/24 (b)	7,649,000	7,251,864
GA Global Funding Trust 1.25% 12/8/23 (b)	9,000,000	8,607,464
Jackson Financial, Inc. 1.125% 11/22/23	14,255,000	13,668,532
		67,655,651
Insurance - 3.0%
Equitable Financial Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 3.8096% 4/6/23 (b)(c)(d)	12,000,000	11,978,811
0.5% 11/17/23 (b)	25,000,000	23,886,595
Metropolitan Life Global Funding I U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 4.0243% 1/13/23 (b)(c)(d)	15,072,000	15,075,583
Metropolitan Tower Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 4.0208% 1/17/23 (b)(c)(d)	26,099,000	26,106,472
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 4.1887% 1/10/23 (b)(c)(d)	12,954,000	12,946,627
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 3.9454% 2/2/23 (b)(c)(d)	6,000,000	5,998,956
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 3.9068% 4/26/24 (b)(c)(d)	8,000,000	7,945,760
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.6585% 3/25/24 (b)(c)(d)	9,564,000	9,483,401
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 3.8415% 4/12/24 (b)(c)(d)	7,300,000	7,189,816
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 3.9172% 3/31/23 (b)(c)(d)	13,232,000	13,223,819
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 4.336% 3/28/25 (b)(c)(d)	13,000,000	12,872,263
		146,708,103
TOTAL FINANCIALS		1,657,291,361
HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 3.363% 6/6/24	3,000,000	2,930,077
Health Care Providers & Services - 1.0%
Cigna Corp. 0.613% 3/15/24	14,758,000	13,964,764
Elevance Health, Inc. 2.95% 12/1/22	10,000,000	10,000,000
Humana, Inc. 0.65% 8/3/23	25,523,000	24,767,910
		48,732,674
Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc. 0.55% 9/15/23	12,400,000	11,940,666
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.0097% 10/18/24 (c)(d)	8,554,000	8,474,882
		20,415,548
Pharmaceuticals - 0.9%
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 4.2258% 3/24/24 (c)(d)	9,497,000	9,454,389
Mylan NV 3.125% 1/15/23 (b)	5,500,000	5,481,411
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.4808% 9/11/23 (b)(c)(d)	22,250,000	22,212,131
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	7,026,000	6,892,428
		44,040,359
TOTAL HEALTH CARE		116,118,658
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
The Boeing Co. 4.508% 5/1/23	7,000,000	6,974,713
Industrial Conglomerates - 0.4%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 3.5891% 3/11/24 (b)(c)(d)	17,000,000	16,881,000
Machinery - 1.0%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.240% 4.0476% 5/17/24 (c)(d)	4,000,000	3,974,398
0.95% 1/10/24	2,000,000	1,920,173
3.65% 12/7/23	2,000,000	1,978,911
3.75% 11/24/23	2,000,000	1,977,422
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 3.6058% 6/14/23 (b)(c)(d)	15,000,000	14,960,610
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 4.3995% 4/5/24 (b)(c)(d)	11,000,000	10,932,053
1.125% 12/14/23 (b)	12,000,000	11,505,108
3.98% 12/13/24 (b)(c)	2,000,000	1,974,180
		49,222,855
Road & Rail - 0.3%
Canadian Pacific Railway Co. 1.35% 12/2/24	13,000,000	12,105,674
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3 month U.S. LIBOR + 0.350% 3.6426% 12/15/22 (c)(d)	15,000,000	14,992,512
4.25% 2/1/24	5,000,000	4,911,408
		19,903,920
TOTAL INDUSTRIALS		105,088,162
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 4% 7/15/24	5,000,000	4,904,496
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.6231% 10/1/24 (c)(d)	5,416,000	5,342,007
Microchip Technology, Inc. 0.972% 2/15/24	5,000,000	4,730,856
		10,072,863
Software - 0.3%
VMware, Inc. 0.6% 8/15/23	12,018,000	11,637,850
TOTAL INFORMATION TECHNOLOGY		26,615,209
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese U.S. Holdings LLC 3.5% 5/8/24	3,000,000	2,909,510
Nutrien Ltd. 5.9% 11/7/24	5,356,000	5,417,860
The Mosaic Co. 4.25% 11/15/23	2,000,000	1,980,166
		10,307,536
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Federal Realty Investment Trust 3.95% 1/15/24	5,000,000	4,931,537
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 3.8489% 1/11/24 (c)(d)	9,519,000	9,453,273
Ventas Realty LP 3.75% 5/1/24	10,600,000	10,333,219
		24,718,029
UTILITIES - 4.4%
Electric Utilities - 3.5%
Alabama Power Co. 3.55% 12/1/23	8,000,000	7,896,277
Duke Energy Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.4091% 6/10/23 (c)(d)	7,302,000	7,268,291
3.75% 4/15/24	2,000,000	1,969,148
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.0491% 8/15/23 (c)(d)	10,000,000	9,957,947
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.0481% 5/10/23 (c)(d)	8,596,000	8,572,699
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 3.656% 6/28/24 (c)(d)	13,012,000	12,715,246
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 4.9349% 2/22/23 (c)(d)	18,000,000	17,996,006
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.1483% 11/3/23 (c)(d)	17,000,000	16,854,782
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 4.35% 3/1/23 (c)(d)	8,165,000	8,158,524
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 3.8909% 9/28/23 (c)(d)	4,027,000	4,011,718
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.6658% 6/24/24 (c)(d)	11,827,000	11,660,732
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 4.0131% 4/3/23 (c)(d)	12,000,000	11,974,853
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 4.2031% 4/1/24 (c)(d)	12,000,000	11,912,739
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 3.5457% 12/2/22 (c)(d)	17,800,000	17,800,000
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.1681% 5/10/23 (c)(d)	8,433,000	8,406,000
0.6% 2/26/24	5,000,000	4,728,977
Tampa Electric Co. 3.875% 7/12/24	9,610,000	9,387,731
		171,271,670
Gas Utilities - 0.4%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 3.574% 3/9/23 (c)(d)	11,128,000	11,116,228
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 3.5997% 3/2/23 (c)(d)	4,681,000	4,677,237
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 3.6201% 9/14/23 (c)(d)	2,073,000	2,067,860
		17,861,325
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.4485% 5/13/24 (c)(d)	14,429,000	14,221,931
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 3.8226% 9/15/23 (c)(d)	5,803,000	5,791,197
Public Service Enterprise Group, Inc. 2.875% 6/15/24	2,000,000	1,930,716
		21,943,844
TOTAL UTILITIES		211,076,839
TOTAL NONCONVERTIBLE BONDS (Cost $2,563,859,607)		2,538,106,145

U.S. Treasury Obligations - 11.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.59% 5/11/23	251,385,000	246,348,067
U.S. Treasury Notes:
1.625% 10/31/23 (e)	133,799,000	130,098,621
3% 6/30/24	184,874,000	180,512,129
TOTAL U.S. TREASURY OBLIGATIONS (Cost $562,455,572)		556,958,817

Asset-Backed Securities - 15.4%
	Principal Amount (a)	Value ($)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.3846% 7/22/32 (b)(c)(d)	10,424,000	10,166,809
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(d)	10,292,000	10,089,402
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 5.0336% 1/17/32 (b)(c)(d)	12,657,000	12,420,301
Ally Auto Receivables Trust Series 2022-2 Class A2, 4.62% 10/15/25	13,000,000	12,916,946
American Express Credit Account Master Trust Series 2018-9 Class A, 1 month U.S. LIBOR + 0.380% 4.2553% 4/15/26 (c)(d)	2,500,000	2,500,386
AmeriCredit Automobile Receivables Trust:
Series 2021-2 Class A2, 0.26% 11/18/24	682,275	680,712
Series 2021-3 Class A2, 0.41% 2/18/25	5,091,130	5,048,887
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.3746% 4/22/31 (b)(c)(d)	8,970,000	8,781,451
BMW Vehicle Lease Trust:
Series 2021-1 Class A3, 0.29% 1/25/24	7,231,484	7,155,952
Series 2022-1 Class A2, 0.67% 5/28/24	5,493,925	5,442,783
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	2,620,000	2,547,881
CarMax Auto Owner Trust:
Series 2020-4 Class A3, 0.5% 8/15/25	5,776,893	5,590,606
Series 2021-3 Class A2A, 0.29% 9/16/24	2,736,347	2,719,724
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 3.8177% 5/15/25 (c)(d)	6,394,967	6,383,522
Series 2022-3 Class A2A, 3.81% 9/15/25	10,752,000	10,623,418
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	7,317,000	7,305,109
Carvana Auto Receivables Trust Series 2021-P3 Class A2, 0.38% 1/10/25	2,660,483	2,629,472
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (b)(c)(d)	2,864,000	2,785,778
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.1791% 7/15/33 (b)(c)(d)	10,797,000	10,521,720
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.328% 7/27/30 (b)(c)(d)	10,808,068	10,629,854
Chesapeake Funding II LLC Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.230% 4.1053% 4/15/33 (b)(c)(d)	4,850,226	4,828,879
Citibank Credit Card Issuance Trust Series 2018-A2 Class A2, 1 month U.S. LIBOR + 0.330% 4.2686% 1/20/25 (c)(d)	20,000,000	19,989,574
CNH Equipment Trust Series 2021-C Class A2, 0.33% 1/15/25	5,076,446	4,986,941
Daimler Trucks Retail Trust Series 2022-1 Class A2, 5.07% 9/16/24	11,850,000	11,828,825
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (b)	3,757,000	3,665,541
Dell Equipment Finance Trust 2022-2 4.03% 7/22/27 (b)	16,759,000	16,581,690
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	3,044,363	2,989,084
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	9,424,832	9,293,197
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 4.1887% 12/11/34 (b)(c)(d)	5,605,516	5,576,347
Drive Auto Receivables Trust Series 2021-3 Class A2, 0.52% 1/15/25	66,791	66,678
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	9,297,000	9,094,707
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	7,026,238	6,825,723
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	1,592,792	1,535,154
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	6,420,354	6,100,021
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	1,749,000	1,702,502
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 3.8177% 10/15/24 (c)(d)	6,514,019	6,506,727
Ford Credit Auto Owner Trust:
Series 2022-C Class A2A, 4.52% 4/15/25	7,720,000	7,680,433
Series 2022-D Class A2A, 5.37% 8/15/25	21,450,000	21,452,259
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 3.8177% 2/15/25 (c)(d)	9,851,000	9,850,966
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A2, 0.24% 12/20/23	3,683,943	3,663,420
Series 2022-2 Class A2, 2.93% 10/21/24	8,550,687	8,430,371
Series 2022-3 Class A2A, 4.01% 10/21/24	14,132,000	13,988,258
GM Financial Consumer Automobile Receivables Series 2022-2 Class A2, 2.52% 5/16/25	8,334,772	8,223,850
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4 Class A3, 0.38% 8/18/25	4,385,378	4,249,395
Series 2022-3 Class A2A, 3.5% 9/16/25	17,000,000	16,783,106
Series 2022-4 Class A2A, 4.6% 11/17/25	7,129,000	7,081,339
GMF Floorplan Owner Revolving Trust Series 2020-2 Class A, 0.69% 10/15/25 (b)	7,895,000	7,547,247
HPEFS Equipment Trust:
Series 2021-2A Class A2, 0.3% 9/20/28 (b)	1,521,749	1,511,237
Series 2022-1A Class A2, 1.02% 5/21/29 (b)	10,702,407	10,497,904
Series 2022-3A Class A2, 5.26% 8/20/29 (b)	7,000,000	6,971,238
Hyundai Auto Lease Securitization Series 2022-C Class A2A, 4.34% 1/15/25 (b)	6,357,000	6,296,107
Hyundai Auto Lease Securitization Trust:
Series 2021-A Class A3, 0.33% 1/16/24 (b)	2,611,712	2,589,630
Series 2021-B Class A2, 0.19% 10/16/23 (b)	1,412,179	1,409,876
Series 2022-A Class A2, 0.81% 4/15/24 (b)	9,169,222	9,008,466
Hyundai Auto Receivables Trust:
Series 2020-C Class A3, 0.38% 5/15/25	5,134,855	4,987,901
Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 3.8477% 2/18/25 (c)(d)	1,109,539	1,106,567
Series 2022-B Class A2A, 3.64% 5/15/25	11,981,000	11,853,070
Series 2022-C Class A2A, 5.35% 11/17/25	13,661,000	13,650,469
John Deere Owner Trust:
Series 2021-A Class A3, 0.36% 9/15/25	13,963,555	13,402,011
3.73% 6/16/25	15,958,000	15,748,636
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.3246% 1/22/31 (b)(c)(d)	7,538,000	7,398,502
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (b)	334,584	333,620
Series 2021-3A Class A, 0.65% 12/15/31 (b)	1,385,325	1,364,272
Series 2022-1A Class A, 1.36% 4/15/32 (b)	3,812,785	3,727,940
Series 2022-2A Class A, 4.25% 8/15/32 (b)	7,698,987	7,583,846
Mercedes-Benz Auto Lease Trust Series 2021-B:
Class A2, 0.22% 1/16/24	3,121,528	3,109,862
Class A3, 0.4% 11/15/24	2,550,000	2,463,314
Mercedes-Benz Auto Receivables Series 2022-1 Class A2, 5.26% 10/15/25	16,917,000	16,894,961
MMAF Equipment Finance LLC Series 2022-B Class A2, 5.57% 9/9/25 (b)	5,832,000	5,833,385
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.0791% 7/17/32 (b)(c)(d)	11,000,000	10,715,617
Nissan Auto Receivables Series 2022-B Class A2, 4.5% 8/15/25	12,000,000	11,891,477
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.4754% 5/20/29 (b)(c)(d)	6,824,468	6,728,441
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 4.9136% 4/15/30 (b)(c)(d)	10,314,831	10,066,542
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	3,654,964	3,581,287
Santander Drive Auto Receivables Trust:
Series 2022-5 Class A2, 3.98% 1/15/25	6,804,000	6,753,907
Series 2022-6 Class A2, 4.37% 5/15/25	9,241,000	9,185,379
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	7,995,602	7,822,930
Series 2021-A Class A2, 0.32% 2/20/24 (b)	1,393,737	1,385,810
Series 2021-B Class A2, 0.31% 1/22/24 (b)	1,241,158	1,233,507
Series 2021-C Class A2, 0.29% 4/22/24 (b)	1,455,923	1,451,343
Series 2022-A Class A2, 0.97% 3/20/25 (b)	9,067,231	8,830,303
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (b)(c)(d)	7,764,000	7,583,339
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.0991% 1/15/34 (b)(c)(d)	10,983,000	10,754,828
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.6097% 11/18/30 (b)(c)(d)	10,114,000	9,943,033
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.0091% 7/15/30 (b)(c)(d)	11,972,283	11,754,423
Tesla Auto Lease Trust:
Series 2021-A Class A2, 0.36% 3/20/25 (b)	3,770,811	3,729,004
Series 2021-B Class A2, 0.36% 9/22/25 (b)	8,163,392	7,972,772
Toyota Auto Loan Extended Note Trust Series 2019-1A Class A, 2.56% 11/25/31 (b)	6,200,000	5,934,501
Toyota Auto Receivables:
Series 2021-D Class A3, 0.71% 4/15/26	3,220,000	3,022,290
Series 2022-D Class A2A, 5.27% 1/15/26	14,902,000	14,892,352
Toyota Auto Receivables 2022-B Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 3.7077% 1/15/25 (c)(d)	4,498,069	4,488,256
Toyota Auto Receivables Owner Trust Series 2022-C Class A2A, 3.83% 8/15/25	4,002,000	3,953,172
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	25,804	25,668
Series 2021-2 Class A, 0.91% 6/20/31 (b)	1,257,294	1,230,403
Series 2021-3 Class A, 0.83% 7/20/31 (b)	2,507,960	2,433,756
Series 2021-4 Class A, 0.84% 9/20/31 (b)	4,210,404	4,063,135
Series 2021-5 Class A, 1.31% 11/20/31 (b)	6,023,591	5,747,285
Verizon Master Trust Series 2022-1 Class A, 1.04% 1/20/27	17,500,000	17,031,805
Volkswagen Auto Lease Trust Series 2020-A Class A3, 0.39% 1/22/24	4,444,156	4,411,942
Volkswagen Auto Loan Enhanced Trust Series 2021-1 Class A2, 0.49% 10/21/24	7,519,264	7,432,558
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.0291% 4/17/30 (b)(c)(d)	10,191,983	10,018,995
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 4.2186% 8/20/29 (b)(c)(d)	4,577,002	4,542,528
World Omni Auto Receivables Trust:
Series 2021-C Class A2, 0.22% 9/16/24	3,955,612	3,932,642
Series 2022-D Class A2A, 5.51% 3/16/26	9,765,000	9,764,295
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	2,943,444	2,915,602
TOTAL ASSET-BACKED SECURITIES (Cost $752,810,534)		742,430,888

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.1%
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	2,361,418	2,305,712
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	2,019,691	1,893,696
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	1,251,912	1,201,942
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,904,665	1,793,934
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	2,582,572	2,413,087
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	8,551,792	8,231,100
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	8,902,524	8,555,305
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	3,391,078	3,289,342
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	3,495,887	3,310,047
Silverstone Master Issuer PLC floater Series 2022-1A Class 1A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 3.8204% 1/21/70 (b)(c)(d)	18,000,000	17,951,238

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,317,832)		50,945,403

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (b)(c)(d)	2,702,000	2,602,736
BX Commercial Mortgage Trust floater Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (b)(c)(d)	8,744,338	8,388,490
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 4.726% 11/15/38 (b)(c)(d)	4,756,000	4,560,570
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 4.5109% 10/15/26 (b)(c)(d)	4,422,000	4,195,359
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(d)	2,296,000	2,285,930
floater, sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (b)(c)(d)	8,251,518	8,106,134
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (b)(c)(d)	6,595,000	6,291,290
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (b)(c)(d)	7,914,000	7,675,968
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (b)(c)(d)	3,836,532	3,687,373
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 7/15/38 (b)(c)(d)	2,275,000	2,175,183
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (b)(c)(d)	4,580,000	4,376,257
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $55,990,159)		54,345,290

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citibank NA 3.65% 1/23/24	3,031,000	2,989,237
Svenska Handelsbanken AB 3.9% 11/20/23	2,000,000	1,976,922
TOTAL BANK NOTES (Cost $4,956,511)		4,966,159

Certificates of Deposit - 5.7%
	Principal Amount (a)	Value ($)
Bank of Montreal yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 4.56% 8/1/23 (c)(d)	15,000,000	15,005,157
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 4.11% 2/2/23 (c)(d)	14,750,000	14,747,460
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 4.46% 6/8/23 (c)(d)	18,800,000	18,792,412
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 4.62% 8/11/23 (c)(d)	15,000,000	15,000,209
Canadian Imperial Bank of Commerce yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 4.57% 8/22/23 (c)(d)	15,000,000	15,019,700
Credit Suisse AG yankee U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.1224% 3/20/23 (c)(d)	13,800,000	13,768,332
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 4.09% 2/13/23 (c)(d)	13,800,000	13,793,453
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 4.62% 7/3/23 (c)(d)	20,000,000	20,007,308
Mitsubishi UFJ Trust & Banking Corp. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 4.29% 1/17/23 (c)(d)	18,800,000	18,804,632
Mizuho Corporate Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 4.09% 2/10/23 (c)(d)	13,800,000	13,799,525
Nordea Bank Finland PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.39% 8/31/23 (c)(d)	15,000,000	15,002,123
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 4.09% 2/10/23 (c)(d)	13,800,000	13,797,219
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 4.41% 5/3/23 (c)(d)	15,000,000	15,002,966
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 4.46% 7/7/23 (c)(d)	18,800,000	18,803,108
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 4.51% 7/11/23 (c)(d)	17,700,000	17,706,312
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 4.61% 8/1/23 (c)(d)	15,000,000	15,006,689
Sumitomo Mitsui Trust Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 4.42% 2/8/23 (c)(d)	15,000,000	15,008,664
Svenska Handelsbanken, Inc. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 4.54% 8/3/23 (c)(d)	8,750,000	8,754,160
TOTAL CERTIFICATES OF DEPOSIT (Cost $277,800,000)		277,819,429

Commercial Paper - 2.4%
	Principal Amount (a)	Value ($)
Bank of Montreal U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 4.49% 7/11/23 (c)(d)	17,700,000	17,699,973
Citigroup Global Markets, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 4.45% 9/22/23 (c)(d)	20,000,000	20,000,018
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 4.49% 4/28/23 (c)(d)	15,000,000	15,003,090
HSBC U.S.A., Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.16% 2/1/23 (c)(d)	14,750,000	14,746,105
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 4.47% 7/7/23 (c)(d)	19,800,000	19,800,004
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 4.56% 7/27/23 (c)(d)	15,000,000	15,007,367
Svenska Handelsbanken, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 4.49% 8/29/23 (c)(d)	15,000,000	15,000,002
TOTAL COMMERCIAL PAPER (Cost $117,250,000)		117,256,559

Money Market Funds - 12.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f)	492,342,949	492,441,417
Fidelity Securities Lending Cash Central Fund 3.86% (f)(g)	120,204,898	120,216,919
TOTAL MONEY MARKET FUNDS (Cost $612,658,336)		612,658,336

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $5,000,098,551)	4,955,487,026
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(127,313,397)
NET ASSETS - 100.0%	4,828,173,629

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,065,934,738 or 22.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	242,746,450	1,512,397,831	1,262,702,864	2,433,659	-	-	492,441,417	1.0%
Fidelity Securities Lending Cash Central Fund 3.86%	-	120,216,919	-	284	-	-	120,216,919	0.4%
Total	242,746,450	1,632,614,750	1,262,702,864	2,433,943	-	-	612,658,336

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Bank Notes, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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